Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Notes to the consolidated financial statements
Grants and other cost reimbursements from government agencies and similar bodies	€ 64,307	€ 11,313
Other	2,439	382
Total	€ 66,746	€ 11,695